Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Comp. Table Total for Daniel H. Walker	Summary Comp. Table Total for Brent J. Guerisoli	Comp. Actually Paid to Daniel H. Walker	Comp. Actually Paid to Brent J. Guerisoli	Average Summary Comp. Table Total for Non-PEO NEOs	Average Comp. Actually Paid to Non-PEO NEOs	Year-end value of $100 invested on 12/31/2019 in:		Net Income (in millions)	Adjusted Net Income (in millions)
							Pennant Group	Industry Peer Group
	($)(1)	($)(1)	($)(1)(2)	($)(1)(2)	($)(1)	($)(1)(2)	($)(3)	($)(3)	($)	($)
2023	N/A	1,868,520	N/A	2,388,485	820,652	1,018,223	42	106	13	22
2022	(3,296,796)	1,559,281	(14,325,297)	700,092	828,145	145,181	33	95	7	17
2021	348,668	N/A	(41,376,946)	N/A	601,733	(2,359,016)	69	108	3	14
2020	1,082,194	N/A	30,882,515	N/A	1,327,738(5)	3,644,011(5)	176	127	16	23

Named Executive Officers, Footnote

(1)
For 2023, the PEO was Brent J. Guerisoli (“Current PEO”) and the Non-PEO NEOs were Jennifer L. Freeman, John J. Gochnour, Lynette Walbom, Jason Steik, and Kirk Cheney.

For 2022, the PEO was Daniel H. Walker (“Prior PEO”) until August 1, 2022, at which point Brent J. Guerisoli became PEO. Non-PEO NEOs were Jennifer L. Freeman, John J. Gochnour, and Derek J. Bunker.

For 2021, the PEO was Daniel H. Walker and the Non-PEO NEOs were Jennifer L. Freeman, John J. Gochnour, and Derek J. Bunker.

For 2020, the PEO was Daniel H. Walker and the Non-PEO NEOs were Jennifer L. Freeman, John J. Gochnour, and Derek J. Bunker.

Peer Group Issuers, Footnote

(3)	Company and peer group total shareholder return (“TSR”) for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019. For purposes of the table, the Company’s peer group is an “industry peer group”, as reflected in our stock performance graph in our Annual Report on Form 10-K, which was filed with the Commission on February 28, 2024.

When comparing the Company’s Total Shareholder Return (TSR) to its peer group, it is important to recognize that, although each peer group company is part of the post-acute health care industry, Pennant and its peers have different business lines, geographies, business models, and acuity mixes. For example, The Ensign Group, one of the key contributors to the peer group TSR, primarily operates skilled nursing facilities. Encompass Health is a large operator of inpatient rehabilitation hospitals, a business line that Pennant does not have. The Company has provided the peer group TSR comparison to comply with SEC rules, but notes that the peer group comparison is imperfect. The peer group total shareholder returns for 2020, 2021, and 2022 have been re-stated from those reported in the prior year due to the acquisition of LHC Group, Inc. in February 2023.

PEO Total Compensation Amount	$ 1,868,520
PEO Actually Paid Compensation Amount	$ 2,388,486
Adjustment To PEO Compensation, Footnote

(2)	For 2023, CAP was determined by making the following adjustments for equity awards:

		Summary Compensation Table (“SCT”) Total	Equity Deductions from SCT Total	Year End Fair Value of Current Year Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	CAP
	Year	($)	($)	($)	($)	($)	($)	($)

Brent J. Guerisoli	2023	1,868,520	(497,136)	633,786	336,595	46,721	—	2,388,486
Non-PEO NEOs	2023	820,652	(210,087)	273,102	117,794	16,762	—	1,018,223

(a)	Summary Compensation Table amounts reflect the grant date fair values of equity awards. For CAP calculation purposes, adjustments have been made to reflect fair values as of each measurement date. The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) and for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant, with the exception of the current share price used in the valuations. For a reconciliation of adjustments to Summary Compensation Table amounts for 2020, 2021, and 2022 for CAP calculation purposes, see the proxy statement filed with the Commission on April 13, 2023.

Non-PEO NEO Average Total Compensation Amount	$ 820,652	$ 828,145	$ 601,733	$ 1,327,738
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,018,223	145,181	(2,359,016)	3,644,011
Adjustment to Non-PEO NEO Compensation Footnote

(2)	For 2023, CAP was determined by making the following adjustments for equity awards:

		Summary Compensation Table (“SCT”) Total	Equity Deductions from SCT Total	Year End Fair Value of Current Year Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	CAP
	Year	($)	($)	($)	($)	($)	($)	($)

Brent J. Guerisoli	2023	1,868,520	(497,136)	633,786	336,595	46,721	—	2,388,486
Non-PEO NEOs	2023	820,652	(210,087)	273,102	117,794	16,762	—	1,018,223

(a)	Summary Compensation Table amounts reflect the grant date fair values of equity awards. For CAP calculation purposes, adjustments have been made to reflect fair values as of each measurement date. The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) and for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant, with the exception of the current share price used in the valuations. For a reconciliation of adjustments to Summary Compensation Table amounts for 2020, 2021, and 2022 for CAP calculation purposes, see the proxy statement filed with the Commission on April 13, 2023.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Measure

Adjusted Net Income
Adjusted EBT
Segment Adjusted EBITDAR
Adjusted EBITDA
Clinical Quality
Leadership Development

Total Shareholder Return Amount	$ 42	33	69	176
Peer Group Total Shareholder Return Amount	106	95	108	127
Net Income (Loss)	$ 13,000,000	$ 7,000,000	$ 3,000,000	$ 16,000,000
Company Selected Measure Amount	22,000,000	17,000,000	14,000,000	23,000,000
Additional 402(v) Disclosure

(4)	Adjusted net income is defined as net income before (i) costs incurred for start-up operations, including rent and excluding depreciation, (ii) share-based compensation expense, (iii) non-capitalizable acquisition related costs and credit allowances, (iv) redundant or non-recurring transition services costs, (v) loss related to senior living operations transferred to Ensign, (vi) usual or non-recurring charges, (vii) net income attributable to noncontrolling interest, and (viii) the tax impact of the adjustments to GAAP net income.
(5)	The amounts for Average Summary Comp. Table Total for Non-PEO NEOs and the Comp. Actually Paid for Non-PEO NEOs for 2020 were revised from the corresponding amounts reported in the prior year’s proxy statement, which were inadvertently overstated. The corrected amounts are reflected in the table above and the graphical comparisons shown below.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBT
Measure:: 3
Pay vs Performance Disclosure
Name	Segment Adjusted EBITDAR
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 5
Pay vs Performance Disclosure
Name	Clinical Quality
Measure:: 6
Pay vs Performance Disclosure
Name	Leadership Development
Guerisoli [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,868,520	$ 1,559,281
PEO Actually Paid Compensation Amount	$ 2,388,485	700,092
Walker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		(3,296,796)	$ 348,668	$ 1,082,194
PEO Actually Paid Compensation Amount		$ (14,325,297)	$ (41,376,946)	$ 30,882,515
Brent J. Guerisoli [Member]
Pay vs Performance Disclosure
PEO Name	Brent J. Guerisoli
Daniel H. Walker [Member]
Pay vs Performance Disclosure
PEO Name		Daniel H. Walker
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (497,136)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	633,786
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	336,595
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,721
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(210,087)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	273,102
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,794
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,762
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0